Financial Assets at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets at Amortized Cost [Abstract]
Schedule of Financial Assets at Amortized Cost
Items	December 31, 2023	December 31, 2022
Current items:
Time deposits	$27,827,915	$6,871,187

Non-current items:
Time deposits	$13,643,000	$-

Schedule of Profit or Loss in Relation to Financial Assets at Amortized Cost	Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Interest income	$336,472	$31,604	$12,810